VERSION A-1

                                TABLE OF CONTENTS

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

MONEY MARKET SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  10
GROWTH SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  10
MULTI-SECTOR FIXED INCOME SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  10
STRATEGIC ALLOCATION SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  10
INTERNATIONAL SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  11
BALANCED SUBACCOUNT
  Statement of Assets and Liabilities  2
  Statement of Operations..........    6
  Statement of Changes in Net Assets  11
REAL ESTATE SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    7
  Statement of Changes in Net Assets  11
STRATEGIC THEME SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    7
  Statement of Changes in Net Assets  11
ABERDEEN NEW ASIA SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    7
  Statement of Changes in Net Assets  12
ENHANCED INDEX SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    7
  Statement of Changes in Net Assets  12
ENGEMANN NIFTY FIFTY SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    8
  Statement of Changes in Net Assets  12
SENECA MID-CAP GROWTH SUBACCOUNT
  Statement of Assets and Liabilities  3
  Statement of Operations..........    8
  Statement of Changes in Net Assets  12
GROWTH AND INCOME SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    8
  Statement of Changes in Net Assets  13
VALUE EQUITY SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    8
  Statement of Changes in Net Assets  13
SCHAFER MID-CAP SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    8
  Statement of Changes in Net Assets  13
WANGER U.S. SMALL CAP SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    8
  Statement of Changes in Net Assets  13
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    9
  Statement of Changes in Net Assets  14
TEMPLETON STOCK SUBACCOUNT
  Statement of Assets and Liabilities  4
  Statement of Operations..........    9
  Statement of Changes in Net Assets  14
TEMPLETON ASSET ALLOCATION SUBACCOUNT
  Statement of Assets and Liabilities  5
  Statement of Operations..........    9
  Statement of Changes in Net Assets  14
TEMPLE INTERNATIONAL SUBACCOUNT
  Statement of Assets and Liabilities  5
  Statement of Operations..........    9
  Statement of Changes in Net Assets  14
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
  Statement of Assets and Liabilities  5
  Statement of Operations..........    9
  Statement of Changes in Net Assets  15
MUTUAL SHARES INVESTMENTS SUBACCOUNT
  Statement of Assets and Liabilities  5
  Statement of Operations..........    9
  Statement of Changes in Net Assets  15
NOTES TO FINANCIAL STATEMENTS.....    20

                                             This annual report for the PHOENIX
                                        HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                                         for the period ended December 31, 1998
                                      contains the financial statements for the
                                           Account's various annuity contracts.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                          MONEY MARKET                         GROWTH
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $6,562,524       $77,697,405       $38,738,578      $  802,833,112
                                                  ==========       ===========       ===========      ==============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $6,562,524       $77,697,405       $76,975,075      $1,153,823,570
                                                  ----------       -----------       -----------      --------------
     Total assets.......................           6,562,524        77,697,405        76,975,075       1,153,823,570
LIABILITIES
   Accrued expenses to related party                   6,931            81,795            61,883           1,160,823
                                                  ----------       -----------       -----------      --------------
NET ASSETS..............................          $6,555,593       $77,615,610       $76,913,192      $1,152,662,747
                                                  ==========       ===========       ===========      ==============
Accumulation units outstanding..........           2,845,136        34,699,924         5,404,212          83,410,279
                                                  ==========       ===========       ===========      ==============
Unit value..............................          $ 2.304138       $  2.236763       $ 14.231978      $    13.819193
                                                  ==========       ===========       ===========      ==============

                                                   MULTI-SECTOR FIXED INCOME            STRATEGIC ALLOCATION
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $9,801,129      $103,824,011       $43,574,557      $  247,177,354
                                                  ==========      ============       ===========      ==============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $9,094,025      $ 96,359,381       $63,447,522      $  292,315,694
                                                  ----------      ------------       -----------      --------------
     Total assets.......................           9,094,025        96,359,381        63,447,522         292,315,694
LIABILITIES
   Accrued expenses to related party              $    8,130      $    105,842       $    51,832      $      299,333
                                                  ----------      ------------       -----------      --------------
NET ASSETS..............................           9,085,895        96,253,539        63,395,690         292,016,361
                                                  ==========      ============       ===========      ==============
Accumulation units outstanding..........           2,314,658        25,246,020        11,664,611          55,360,502
                                                  ==========      ============       ===========      ==============
Unit value..............................          $ 3.925373      $   3.812622       $  5.434874      $     5.274814
                                                  ==========      ============       ===========      ==============

                                                         INTERNATIONAL                        BALANCED
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $4,369,929      $114,659,288       $ 4,089,417        $163,461,975
                                                  ==========      ============       ===========        ============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $6,002,066      $146,561,933       $ 5,356,175        $202,855,942
                                                  ----------      ------------       -----------        ------------
     Total assets.......................           6,002,066       146,561,933         5,356,175         202,855,942
LIABILITIES
   Accrued expenses to related party                   4,976           151,767             4,432             208,860
                                                  ----------      ------------       -----------        ------------
NET ASSETS..............................          $5,997,090      $146,410,166       $ 5,351,743        $202,647,082
                                                  ==========      ============       ===========        ============
Accumulation units outstanding..........           2,641,185        65,865,547         2,587,705          99,623,618
                                                  ==========      ============       ===========        ============
Unit value..............................          $ 2.270606      $   2.222864       $  2.068143           $2.034127
                                                  ==========      ============       ===========        ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                             REAL ESTATE                            STRATEGIC THEME
                                                             SUBACCOUNT                                SUBACCOUNT
                                                         VA1          VA2, VA3 & GSE            VA1              VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    426,257         $ 19,725,026         $    608,544          $ 28,305,532
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $    404,844         $ 20,223,763         $    864,489          $ 38,774,245
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            404,844           20,223,763              864,489            38,774,245
LIABILITIES
   Accrued expenses to related party.......                212               14,843                  683                38,120
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    404,632         $ 20,208,920         $    863,806          $ 38,736,125
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            281,836           14,027,411              478,520            21,470,457
                                                  ============         ============         ============          ============
Unit value.................................       $   1.435700         $   1.440674         $   1.805131          $   1.804159
                                                  ============         ============         ============          ============

                                                          ABERDEEN NEW ASIA
                                                             SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE
                                                  ----------------------------------
ASSETS
   Investments at cost.....................       $    191,368         $  8,755,769
                                                  ============         ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $    117,285         $  5,376,295
                                                  ------------         ------------
      Total assets.........................            117,285            5,376,295
LIABILITIES

   Accrued expenses to related party.......                 98                5,742
                                                  ------------         ------------
NET ASSETS.................................       $    117,187         $  5,370,553
                                                  ============         ============
Accumulation units outstanding.............            185,561            8,542,794
                                                  ============         ============
Unit value.................................       $   0.636069         $   0.628739
                                                  ============         ============

                                                                     ENHANCED INDEX
                                                                       SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             SIP
                                                  ------------------------------------------------------
ASSETS
   Investments at cost.....................       $  1,306,557         $ 20,002,230           $4,499,873
                                                  ============         ============           ==========
   Investment in The Phoenix Edge Series
      Fund, at market......................       $  1,516,306         $ 25,556,793            4,826,414
                                                  ------------         ------------           ----------
      Total assets.........................          1,516,306           25,556,793            4,826,414
LIABILITIES
   Accrued expenses to related party.......              1,654               36,081                    0
                                                  ------------         ------------           ----------
NET ASSETS.................................       $  1,514,652         $ 25,520,712           $4,826,414
                                                  ============         ============           ==========
Accumulation units outstanding.............          1,139,040           18,649,223              398,878
                                                  ============         ============           ==========
Unit value.................................       $   1.329762         $   1.368460           $12.099964
                                                  ============         ============           ==========

                                                        ENGEMANN NIFTY FIFTY                       SENECA MID-CAP GROWTH
                                                             SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    192,470         $  4,653,983         $     42,124          $  3,623,025
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series                                                          46,937
      Fund, at market......................       $    213,198         $  5,577,628         $                     $  4,263,622
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            213,198            5,577,628               46,937             4,263,622
LIABILITIES
   Accrued expenses to related party.......                134                5,226                   36                 4,053
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    213,064         $  5,572,402         $     46,901          $  4,259,569
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            170,618            4,459,187               43,127             3,534,998
                                                  ============         ============         ============          ============
Unit value.................................       $   1.248784         $   1.249645         $   1.087509          $   1.204999
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                           GROWTH AND INCOME                           VALUE EQUITY
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    475,585         $ 17,357,837         $     30,229          $  4,751,220
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series                                                          32,315
      Fund, at market......................       $    512,974         $ 19,566,846         $                     $  5,175,227
                                                  ------------         ------------         -------------         ------------
      Total assets.........................            512,974           19,566,846               32,315             5,175,227
LIABILITIES

   Accrued expenses to related party.......                402               19,093                   28                 4,886
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $    512,572         $ 19,547,753         $     32,287          $  5,170,341
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            429,060           16,395,572               31,048             4,715,253
                                                  ============         ============         ============          ============
Unit value.................................       $   1.194641         $   1.192258         $   1.039906          $   1.096514
                                                  ============         ============         ============          ============

                                                           SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $     95,903         $  4,466,332         $  6,062,291          $120,698,036
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $     82,886         $  4,002,741         $         --          $         --
   Investment in Wanger Advisors Trust,
      at market............................                 --                   --            8,491,514           179,219,308
                                                  ------------         ------------         -------------         ------------
      Total assets.........................             82,886            4,002,741            8,491,514           179,219,308
LIABILITIES

   Accrued expenses to related party.......                 68                4,121                5,672               180,465
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $     82,818         $  3,998,620         $  8,485,842          $179,038,843
                                                  ============         ============         ============          ============
Accumulation units outstanding.............             96,471            4,559,289            3,661,772            77,959,539
                                                  ============         ============         ============          ============
Unit value.................................       $   0.858489         $   0.877027         $   2.317414          $   2.296561
                                                  ============         ============         ============          ============

                                                   WANGER INTERNATIONAL SMALL CAP                     TEMPLETON STOCK
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $  1,909,995         $ 62,035,868         $    139,821          $  9,553,800
                                                  ============         ============         ============          ============
   Investment in Wanger Advisors Trust,
      at market............................       $  2,405,793         $ 78,132,232         $         --          $         --
   Investment in Templeton Variable Products
      Series Fund, at market...............                 --                   --              131,189             8,483,303
                                                  ------------         ------------         -------------         ------------
      Total assets.........................          2,405,793           78,132,232              131,189             8,483,303
LIABILITIES
   Accrued expenses to related party.......              1,956               80,571                  109                 8,835
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $  2,403,837         $ 78,051,661         $    131,080          $  8,474,468
                                                  ============         ============         ============          ============
Accumulation units outstanding.............          1,320,317           40,115,513              123,318             7,998,876
                                                  ============         ============         ============          ============
Unit value.................................       $   1.820651         $   1.945673         $   1.063450          $   1.059457
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                     TEMPLETON ASSET ALLOCATION                   TEMPLETON INTERNATIONAL
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    144,180         $  5,204,312         $    218,765          $  8,092,081
                                                  ============         ============         ============          ============
   Investment in Templeton Variable Products
      Series Fund, at market...............       $    142,405         $  5,169,062         $    222,546          $  8,245,914
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            142,405            5,169,062              222,546             8,245,914
LIABILITIES
   Accrued expenses to related party.......                119                5,421                  184                 8,764
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    142,286         $  5,163,641         $    222,362          $  8,237,150
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            131,149            4,578,819              211,412             7,108,964
                                                  ============         ============         ============          ============
Unit value.................................       $   1.084915         $   1.127724         $   1.051797          $   1.158804
                                                  ============         ============         ============          ============

                                                    TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    755,347         $  4,159,884         $         --          $    124,258
                                                  ============         ============         ============          ============
   Investment in Templeton Variable Products
      Series Fund, at market...............       $    375,990         $  2,209,634         $         --          $    125,722
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            375,990            2,209,634                   --               125,722
LIABILITIES
   Accrued expenses to related party.......                316                2,391                   --                   126
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    375,674         $  2,207,243         $         --          $    125,596
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            710,888            4,247,626                                    123,787
                                                  ============         ============         ============          ============
Unit value.................................       $   0.528457         $   0.519642         $         --          $   1.014614
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                             MONEY MARKET                                GROWTH
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................       $     308,893         $  3,503,886         $     92,142           $ 1,414,233
Expenses
   Mortality and expense risk charges.....              61,805              879,337              706,451            13,455,438
                                                 -------------         ------------         ------------          ------------
Net investment income (loss) .............             247,088            2,624,549             (614,309)          (12,041,205)
                                                 -------------         ------------         ------------          ------------
Net realized gain (loss) from share
   transactions...........................                  --                   --              676,058            11,617,846
Net realized gain distribution from Fund..                  --                   --            2,895,506            44,065,967
Net unrealized appreciation
    (depreciation) on investment..........                  --                   --           15,027,423           227,622,984
                                                 -------------         ------------         ------------          ------------
Net gain (loss) on investments............                  --                   --           18,598,987           283,306,797
                                                 -------------         ------------         ------------          ------------
Net increase (decrease) in net assets
   resulting from operations..............       $     247,088         $  2,624,549         $ 17,984,678          $271,265,592
                                                 =============         ============         ============          ============

                                                      MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................        $    897,963         $  8,203,764         $  1,144,073          $  5,310,631
Expenses
   Mortality and expense risk charges.....             128,049            1,411,918              611,126             3,558,783
                                                  ------------         ------------         ------------          ------------
Net investment income (loss)..............             769,914            6,791,846              532,947             1,751,848
                                                  ------------         ------------         ------------          ------------
Net realized gain (loss) from share
   transactions...........................            (205,026)          (1,229,880)             260,424             1,435,216
Net realized gain distribution from Fund..              86,394              714,720            4,199,254            19,515,595
Net unrealized appreciation
   (depreciation) on investment...........          (1,110,475)         (12,288,471)           5,942,227            27,452,482
                                                  ------------         ------------         ------------          ------------
Net gain (loss) on investments............          (1,229,107)         (12,803,631)          10,401,905            48,403,293
                                                  ------------         ------------         ------------          ------------
Net increase (decrease) in net assets
   resulting from operations..............        $   (459,193)        $ (6,011,785)        $ 10,934,852          $ 50,155,141
                                                  ============         ============         ============          ============

                                                            INTERNATIONAL                                BALANCED
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................         $        --          $        --           $  129,020          $  4,856,403
Expenses
   Mortality and expense risk charges.....              60,585            1,875,398               51,840             2,458,794
                                                   -----------         ------------           ----------          ------------
Net investment income.....................             (60,585)          (1,875,398)              77,180             2,397,609
                                                   -----------         ------------           ----------          ------------
Net realized gain (loss) from share
   transactions...........................             149,801            3,953,808                6,022               483,496
Net realized gain distribution from Fund..           1,029,608           25,131,290              185,636             7,164,545
Net unrealized appreciation
   (depreciation) on investment...........             223,504            6,491,109              575,784            21,703,276
                                                   -----------         ------------           ----------          ------------
Net gain (loss) on investments............           1,402,913           35,576,207              767,442            29,351,317
                                                   -----------         ------------           ----------          ------------
Net increase (decrease) in net assets
    resulting from operations.............         $ 1,342,328         $ 33,700,809           $  844,622          $ 31,748,926
                                                   ===========         ============           ==========          ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            REAL ESTATE                            STRATEGIC THEME
                                                            SUBACCOUNT                                SUBACCOUNT
                                                    VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                ---------------------------------       -------------------------------------
Investment income
   Distributions..................                  $   26,066       $ 1,189,306               $     586          $     26,354
Expenses
   Mortality and expense risk charges                    6,405           353,570                   7,201               393,829
                                                     ---------       -----------               ---------          ------------
Net investment income (loss) .....                      19,661           835,736                  (6,615)             (367,475)
                                                     ---------       -----------               ---------          ------------
Net realized gain (loss) from share
   transactions...................                     (52,528)       (1,045,319)                  6,132               302,021
Net realized gain distribution from
Fund..............................                         722            32,352                  50,198             2,271,021
Net unrealized appreciation
   (depreciation) on investment...                    (142,513)       (7,212,670)                219,545             9,589,335
                                                     ---------       -----------               ---------          ------------
Net gain (loss) on investments....                    (194,319)       (8,225,637)                275,875            12,162,377
                                                     ---------       -----------               ---------          ------------
Net increase (decrease) in net assets
   resulting from operations......                   $(174,658)      $(7,389,901)              $ 269,260          $ 11,794,902
                                                     =========       ===========               =========          ============

                                                        ABERDEEN NEW ASIA
                                                            SUBACCOUNT
                                                    VA1            VA2, VA3 & GSE
                                                   ------------------------------
Investment income
   Distributions..........................            $    495         $  22,778
Expenses
   Mortality and expense risk charges                    1,314            71,029
                                                      --------         ---------
Net investment income (loss) .............                (819)          (48,251)
                                                      --------         ---------
Net realized gain (loss) from share
   transactions...........................             (17,561)         (280,504)
Net realized gain distribution from
Fund......................................                  --                --
Net unrealized appreciation
   (depreciation) on investment...........               4,719           (38,901)
                                                      --------         ---------
Net gain (loss) on investments............             (12,842)         (319,405)
                                                      --------         ---------
Net increase (decrease) in net assets
   resulting from operations..............            $(13,661)        $(367,656)
                                                      ========         =========

                                                           ENHANCED INDEX
                                                            SUBACCOUNT(1)
                                                     VA1           VA2, VA3 & GSE           SIP
                                                    ---------------------------------------------
Investment income
   Distributions..........................           $  11,709        $  232,777        $  37,035
Expenses
   Mortality and expense risk charges.....              10,833           333,605               --
                                                     ---------        ----------        ---------
Net investment income (loss) .............                 876          (100,828)          37,035
Net realized gain (loss) from share                  ---------        ----------        ---------
   transactions...........................              (4,668)        1,003,810           18,232
Net realized gain distribution from Fund..              64,867         1,124,271          214,285
Net unrealized appreciation
   (depreciation) on investment...........             201,367         4,645,307          326,541
                                                     ---------        ----------        ---------
Net gain (loss) on investments............             261,566         6,773,388          559,058
                                                     ---------        ----------        ---------
Net increase (decrease) in net assets.....
   resulting from operations..............           $ 262,442        $6,672,560        $ 596,093
                                                     =========        ==========        =========

(1)From inception (SIP) March 2, 1998 to December 31, 1998.

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                          ENGEMANN NIFTY FIFTY                       SENECA MID-CAP GROWTH
                                                              SUBACCOUNT(1)                               SUBACCOUNT(2)
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................            $     85            $   2,180             $     38             $   3,508
Expenses
   Mortality and expense risk charges.....                 525               37,502                  349                34,485
                                                      --------            ---------             --------             ---------
Net investment income (loss) .............                (440)             (35,322)                (311)              (30,977)
                                                      --------            ---------             --------             ---------
Net realized gain (loss) from share
   transactions...........................                 607               (5,592)             (13,046)               96,095
Net realized gain distribution from Fund..                  --                   --                   --                    --
Net unrealized appreciation (depreciation)
   on investment..........................              20,728              923,645                4,813               640,597
                                                      --------            ---------             --------             ---------
Net gain (loss) on investments............              21,335              918,053               (8,233)              736,692
                                                      --------            ---------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............            $ 20,895            $ 882,731             $ (8,544)            $ 705,715
                                                      ========            =========             ========             =========

                                                            GROWTH AND INCOME                            VALUE EQUITY
                                                              SUBACCOUNT(3)                               SUBACCOUNT(4)
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................            $  2,250            $  78,487             $    133             $  21,109
Expenses
   Mortality and expense risk charges.....               2,317              105,264                  158                36,405
                                                      --------           ----------             --------             ---------
Net investment income (loss) .............                 (67)             (26,777)                 (25)              (15,296)
                                                      --------           ----------             --------             ---------
Net realized gain (loss) from share
   transactions...........................             (20,327)              11,937                   (1)               60,980
Net unrealized appreciation (depreciation)
   on investment..........................              37,389            2,209,009                2,086               424,007
                                                      --------           ----------             --------             ---------
Net gain (loss) on investments............              17,062            2,220,946                2,085               484,987
                                                      --------           ----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............            $ 16,995           $2,194,169             $  2,060             $ 469,691
                                                      ========           ==========             ========             =========

                                                             SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT(5)                               SUBACCOUNT
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................          $      243          $    11,750           $  387,364          $  9,837,149
Expenses
   Mortality and expense risk charges.....                 553               35,187               75,167             2,323,769
                                                    ----------          -----------           ----------          ------------
Net investment income (loss) .............                (310)             (23,437)             312,197             7,513,380
                                                    ----------          -----------           ----------          ------------
Net realized gain (loss) from share
   transactions...........................                 661               21,222              188,405              (809,189)
Net unrealized appreciation (depreciation)
   on investment..........................             (13,017)            (463,591)             244,910             5,779,426
                                                    ----------          -----------           ----------          ------------
Net gain (loss) on investments............             (12,356)            (442,369)             433,315             4,970,237
                                                    ----------          -----------           ----------          ------------
Net increase (decrease) in net assets
   resulting from operations..............          $  (12,666)         $  (465,806)          $  745,512          $ 12,483,617
                                                    ==========          ===========           ==========          ============


(1)From inception March 10, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(2)From inception April 16, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(3)From inception March 4, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(4)From inception May 21, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(5)From inception March 17, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                     TEMPLETON STOCK
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $  31,860          $   986,566             $ 13,812             $ 851,635
Expenses
   Mortality and expense risk charges.....              26,533            1,055,298                1,339               105,870
                                                     ---------          -----------             --------             ---------
Net investment income (loss)..............               5,327              (68,732)              12,473               745,765
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share
   transactions...........................              52,537             (180,001)                 510               (44,571)
Net unrealized appreciation (depreciation)
   on investment..........................             319,936           10,995,916              (12,159)             (778,603)
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............             372,473           10,815,915              (11,649)             (823,174)
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $ 377,800          $10,747,183             $    824             $ (77,409)
                                                     =========          ===========             ========             =========

                                                       TEMPLETON ASSET ALLOCATION                   TEMPLETON INTERNATIONAL
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $   7,836          $   296,398             $ 12,407             $ 605,384
Expenses
   Mortality and expense risk charges.....               1,412               66,614                2,052               119,063
                                                     ---------          -----------             --------             ---------
Net investment gain (loss) ...............               6,424              229,784               10,355               486,321
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share                       (925)             (28,165)              (2,138)             (108,189)
   transactions...........................

Net unrealized appreciation (depreciation)
   on investment..........................                  23                5,766                3,732               211,403
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............                (902)             (22,399)               1,594               103,214
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $   5,522          $   207,385             $ 11,949             $ 589,535
                                                     =========          ===========             ========             =========

                                                      TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                               SUBACCOUNT                                 SUBACCOUNT(6)
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $  10,743          $    66,718             $     --             $     --
Expenses
   Mortality and expense risk charges.....               4,048               33,684                   --                   126
                                                     ---------          -----------             --------             ---------
Net investment gain (loss) ...............               6,695               33,034                   --                  (126)
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share
    transactions..........................              (2,611)              25,248                   --                    31
Net unrealized appreciation (depreciation)
   on investment..........................            (110,152)            (642,722)                  --                 1,464
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............            (112,763)            (617,474)                  --                 1,495
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $(106,068)         $  (584,440)            $     --             $   1,369
                                                     =========          ===========             ========             =========







(6)From inception November 11, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                               MONEY MARKET                                  GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    247,088       $ 2,624,549             $  (614,309)    $  (12,041,205)
   Net realized gain (loss)................                    --                --               3,571,564         55,683,813
   Net unrealized appreciation (depreciation)                  --                --              15,027,423        227,622,984
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets
      resulting from operations............               247,088         2,624,549              17,984,678        271,265,592
                                                     ------------       -----------             -----------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                68,647        21,470,571                 714,963         40,092,431
   Participant transfers...................             2,956,800        12,069,249                (406,960)       (29,320,598)
   Participant withdrawals.................            (1,730,859)      (27,564,320)            (10,730,450)      (174,362,625)
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions           1,294,588         5,975,500             (10,422,447)      (163,590,792)
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets ..             1,541,676         8,600,049               7,562,231        107,674,800
NET ASSETS
   Beginning of period.....................             5,013,917        69,015,561              69,350,961      1,044,987,947
                                                     ------------       -----------             -----------     --------------
   End of Period...........................          $  6,555,593       $77,615,610             $76,913,192     $1,152,662,747
                                                     ============       ===========             ===========     ==============

                                                        MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    769,914      $  6,791,846             $   532,947       $  1,751,848
   Net realized gain (loss)................              (118,632)         (515,160)              4,459,678         20,950,811
   Net unrealized appreciation (depreciation)          (1,110,475)      (12,288,471)              5,942,227         27,452,482
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets
      resulting from operations............              (459,193)       (6,011,785)             10,934,852         50,155,141
                                                     ------------      ------------             -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................               819,747         2,248,177                 826,457         12,106,881
   Participant transfers...................            (4,424,733)        2,586,038              (1,122,261)       (10,979,795)
   Participant withdrawals.................            (1,583,978)      (21,639,644)             (8,038,112)       (44,042,568)
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions          (5,188,964)      (16,805,429)             (8,333,916)       (42,915,482)
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets ..            (5,648,157)      (22,817,214)              2,600,936          7,239,659
NET ASSETS
   Beginning of period.....................            14,734,052       119,070,753              60,794,754        284,776,702
                                                     ------------      ------------             -----------       ------------
   End of Period...........................          $  9,085,895      $ 96,253,539             $63,395,690       $292,016,361
                                                     ============      ============             ===========       ============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                              INTERNATIONAL                                BALANCED
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    (60,585)    $  (1,875,398)          $    77,180         $  2,397,609
   Net realized gain (loss)................             1,179,409        29,085,098               191,658            7,648,041
   Net unrealized appreciation (depreciation)             223,504         6,491,109               575,784           21,703,276
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from operations............             1,342,328        33,700,809               844,622           31,748,926
                                                     ------------     -------------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................               180,075         6,173,824               434,830            7,396,247
   Participant transfers...................               (66,262)       (3,494,208)             (377,269)           1,802,572
   Participant withdrawals.................              (833,450)      (24,910,350)             (614,415)         (29,931,954)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (719,637)      (22,230,734)             (556,854)         (20,733,135)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets ..               622,691        11,470,075               287,768           11,015,791
NET ASSETS
   Beginning of period.....................             5,374,399       134,940,091             5,063,975          191,631,291
                                                     ------------     -------------           -----------         ------------
   End of Period...........................          $  5,997,090     $ 146,410,166           $ 5,351,743         $202,647,082
                                                     ============     =============           ===========         ============

                                                               REAL ESTATE                              STRATEGIC THEME
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------            -------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $     19,661     $     835,736            $   (6,615)        $   (367,475)
   Net realized gain (loss)................               (51,806)       (1,012,967)               56,330            2,573,042
   Net unrealized appreciation (depreciation)            (142,513)       (7,212,670)              219,545            9,589,335
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from operations............              (174,658)       (7,389,901)              269,260           11,794,902
                                                     ------------     -------------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                15,190         2,415,363                 8,110            2,079,830
   Participant transfers...................               (43,201)       (5,037,520)             (210,732)           2,263,095
   Participant withdrawals.................              (138,578)       (6,504,194)             (131,806)          (6,472,398)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (166,589)       (9,126,351)             (334,428)          (2,129,473)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets ..              (341,247)      (16,516,252)              (65,168)           9,665,429
NET ASSETS
   Beginning of period.....................               745,879        36,725,172               928,974           29,070,696
                                                     ------------     -------------           -----------         ------------
   End of Period...........................          $    404,632     $  20,208,920           $   863,806         $ 38,736,125
                                                     ============     =============           ===========         ============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            ABERDEEN NEW ASIA
                                                                SUBACCOUNT
                                                          VA1           VA2, VA3 & GSE
                                                       -------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $     (819)        $    (48,251)
   Net realized gain (loss).....................          (17,561)            (280,504)
   Net unrealized appreciation (depreciation)...            4,719              (38,901)
                                                       ----------         ------------
   Net increase (decrease) in net assets
      resulting from operations.................          (13,661)            (367,656)
                                                       ----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................            1,990              451,227
   Participant transfers........................          (12,883)            (593,927)
   Participant withdrawals......................           (7,585)            (476,471)
                                                       ----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions...          (18,478)            (619,171)
                                                       ----------         ------------
   Net increase (decrease) in net assets .......          (32,139)            (986,827)
NET ASSETS
   Beginning of period..........................          149,326            6,357,380
                                                       ----------         ------------
   End of Period................................       $  117,187         $  5,370,553
                                                       ==========         ============

                                                                        ENHANCED INDEX
                                                                         SUBACCOUNT(1)
                                                           VA1          VA2, VA3 & GSE             SIP
                                                       ----------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)............            $      876         $   (100,828)         $    37,035
   Net realized gain (loss)................                60,199            2,128,081              232,517
   Net unrealized appreciation (depreciation)             201,367            4,645,307              326,541
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations............               262,442            6,672,560              596,093
                                                       ----------         ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                 6,999            2,577,535            6,085,034
   Participant transfers...................               648,597           12,178,064                   --
   Participant withdrawals.................               (14,930)         (19,957,443)          (1,854,713)
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             640,666           (5,201,844)           4,230,321
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets ..               903,108            1,470,716            4,826,414
NET ASSETS
   Beginning of period.....................               611,544           24,049,996                    0
                                                       ----------         ------------          -----------
   End of Period...........................            $1,514,652         $ 25,520,712          $ 4,826,414
                                                       ==========         ============          ===========

                                                           ENGEMANN NIFTY FIFTY                      SENECA MID-CAP GROWTH
                                                              SUBACCOUNT(2)                              SUBACCOUNT(3)
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss)............            $     (440)        $    (35,322)         $       (311)         $   (30,977)
   Net realized gain (loss)................                   607               (5,592)              (13,046)              96,095
   Net unrealized appreciation (depreciation)              20,728              923,645                 4,813              640,597
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations............                20,895              882,731                (8,544)             705,715
                                                       ----------         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                31,541            3,684,848                14,780            2,940,994
   Participant transfers...................               160,642            2,273,018                79,803            1,159,057
   Participant withdrawals.................                   (14)          (1,268,195)              (39,138)            (546,197)
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             192,169            4,689,671                55,445            3,553,854
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets ..               213,064            5,572,402                46,901            4,259,569
NET ASSETS
   Beginning of period.....................                     0                    0                     0                    0
                                                       ----------         ------------          ------------          -----------
   End of Period...........................            $  213,064         $  5,572,402          $     46,901          $ 4,259,569
                                                       ==========         ============          ============          ===========

(1)From inception (SIP) March 2, 1998 to December 31, 1998.
(2)From inception March 10, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(3)From inception April 16, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            GROWTH AND INCOME                            VALUE EQUITY
                                                              SUBACCOUNT(4)                              SUBACCOUNT(5)
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $      (67)        $    (26,777)         $        (25)         $   (15,296)
   Net realized gain (loss)................               (20,327)              11,937                    (1)              60,980
   Net unrealized appreciation (depreciation)...           37,389            2,209,009                 2,086              424,007
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations.................           16,995            2,194,169                 2,060              469,691
                                                       ----------         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          135,413            4,743,739                16,130            3,355,794
   Participant transfers........................          519,990           14,190,783                14,097            1,667,847
   Participant withdrawals......................         (159,826)          (1,580,938)                   --             (322,991)
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             495,577           17,353,584                30,227            4,700,650
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets .......          512,572           19,547,753                32,287            5,170,341
NET ASSETS
   Beginning of period..........................                0                    0                     0                    0
                                                       ----------         ------------          ------------          -----------
   End of Period................................       $  512,572         $ 19,547,753          $     32,287          $ 5,170,341
                                                       ==========         ============          ============          ===========

                                                             SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT(6)                              SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $     (310)        $    (23,437)         $    312,197        $   7,513,380
   Net realized gain (loss).....................              661               21,222               188,405             (809,189)
   Net unrealized appreciation (depreciation)...          (13,017)            (463,591)              244,910            5,779,426
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets
      resulting from operations.................          (12,666)            (465,806)              745,512           12,483,617
                                                       ----------         ------------          ------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           10,825            2,656,058               179,028           12,527,312
   Participant transfers........................           84,673            2,056,323             1,606,641            5,179,426
   Participant withdrawals......................              (14)            (247,955)           (1,252,289)         (28,875,182)
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets
      resulting from participant transactions              95,484            4,464,426               533,380          (11,168,444)
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets .......           82,818            3,998,620             1,278,892            1,315,173
NET ASSETS
   Beginning of period..........................                0                    0             7,206,950          177,723,670
                                                       ----------         ------------          ------------        -------------
   End of Period................................       $   82,818         $  3,998,620          $  8,485,842        $ 179,038,843
                                                       ==========         ============          ============        =============

(4)From inception March 4, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(5)From inception May 21, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(6)From inception March 17, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.

                        See Notes to Financial Statements

                                    STATEMENT OF CHANGES IN NET ASSETS
                                  FOR THE PERIOD ENDED DECEMBER 31, 1998
                                               (CONTINUED)


                                                       WANGER INTERNATIONAL SMALL CAP                    TEMPLETON STOCK
                                                                 SUBACCOUNT                                SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       --------------------------------           --------------------------------

FROM OPERATIONS
   Net investment income (loss)................        $    5,327         $    (68,732)         $    12,473           $   745,765
   Net realized gain (loss)....................            52,537             (180,001)                 510               (44,571)
   Net unrealized appreciation (depreciation)..           319,936           10,995,916              (12,159)             (778,603)
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets
      resulting from operations................           377,800           10,747,183                  824               (77,409)
                                                       ----------         ------------          -----------           -----------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................            81,399            5,249,768               10,361             1,314,215
   Participant transfers.......................          (372,965)          (4,984,976)              (3,508)              348,626
   Participant withdrawals.....................          (258,602)         (13,091,022)                 (65)           (1,439,674)
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions..          (550,168)         (12,826,230)               6,788               223,167
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets ......          (172,368)          (2,079,047)               7,612               145,758
NET ASSETS
   Beginning of period.....................             2,576,205           80,130,708              123,468             8,328,710
                                                       ----------         ------------          -----------           -----------
   End of Period...........................            $2,403,837         $ 78,051,661          $   131,080           $ 8,474,468
                                                       ==========         ============          ===========           ===========

                                                           TEMPLETON ASSET ALLOCATION                 TEMPLETON INTERNATIONAL
                                                                  SUBACCOUNT                                 SUBACCOUNT
                                                           VA1             VA2, VA3 & GSE            VA1             VA2, VA3 & GSE
                                                       ----------------------------------        ----------------------------------
FROM OPERATIONS
   Net investment income (loss)................        $    6,424         $    229,784            $  10,355           $   486,321
   Net realized gain (loss)....................              (925)             (28,165)              (2,138)             (108,189)
   Net unrealized appreciation (depreciation)..                23                5,766                3,732               211,403
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from operations................             5,522              207,385               11,949               589,535
                                                       ----------         ------------            ---------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................             2,881              826,820                  202             1,154,317
   Participant transfers.......................           (18,523)             258,383               77,843               413,065
   Participant withdrawals.....................            (4,353)            (706,919)              (7,584)           (1,352,102)
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions..           (19,995)             378,284               70,461               215,280
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets ......           (14,473)             585,669               82,410               804,815
NET ASSETS
   Beginning of period.........................           156,759            4,577,972              139,952             7,432,335
                                                       ----------         ------------            ---------           -----------
   End of Period...............................        $  142,286         $  5,163,641            $ 222,362           $ 8,237,150
                                                       ==========         ============            =========           ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                        TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                                 SUBACCOUNT                                SUBACCOUNT(6)
                                                          VA1           VA2, VA3 & GSE               VA1          VA2, VA3 & GSE
                                                      --------------------------------            ------------------------------
FROM OPERATIONS
   Net investment income (loss)................        $    6,695         $     33,034             $     --            $     (126)
   Net realized gain (loss)....................            (2,611)              25,248                   --                    31
   Net unrealized appreciation (depreciation...          (110,152)            (642,722)                  --                 1,464
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from operations................          (106,068)            (584,440)                  --                 1,369
                                                       -----------        ------------            ---------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................             6,933              475,997                   --                 1,816
   Participant transfers.......................            (8,270)              44,127                   --               125,409
   Participant withdrawals.....................            (2,604)            (505,409)                  --                (2,998)
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions              (3,941)              14,715                   --               124,227
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets ......          (110,009)            (569,725)                  --               125,596
NET ASSETS
   Beginning of period.........................           485,683            2,776,968                    0                     0
                                                       -----------        ------------            ---------           -----------
   End of Period...............................        $   375,674        $  2,207,243             $     --           $   125,596
                                                       ===========        ============             ========           ===========






















(6)From inception November 11, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997


                                                               MONEY MARKET                                  GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................    $     317,573        $   2,856,889         $   (251,184)       $   (6,116,170)
   Net realized gain (loss).....................               --                   (2)          11,806,167           167,981,308
   Net unrealized appreciation..................               --                   --              798,285            13,193,068
                                                    -------------        -------------         ------------        --------------
   Net increase in net assets
      resulting from operations.................          317,573            2,856,887           12,353,268           175,058,206
                                                    -------------        -------------         ------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          364,949           43,216,873              828,029            54,522,216
   Participant transfers........................          509,575          (41,860,606)          (1,448,045)          (16,461,926)
   Participant withdrawals......................       (3,535,453)         (19,277,995)          (8,920,648)          (75,994,916)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions...       (2,660,929)         (17,921,728)          (9,540,664)          (37,934,626)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets .......       (2,343,356)         (15,064,841)           2,812,604           137,123,580
NET ASSETS
   Beginning of period..........................        7,357,273           84,080,402           66,538,357           907,864,367
                                                    -------------        -------------         ------------        --------------
   End of Period................................    $   5,013,917        $  69,015,561         $ 69,350,961        $1,044,987,947
                                                    =============        =============         ============        ==============

                                                         MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income........................    $     825,575        $   6,478,676         $    711,688        $    2,562,198
   Net realized gain............................          244,280            3,027,102            8,711,543            36,705,706
   Net unrealized appreciation..................           46,689              273,117            1,401,855             8,778,795
                                                    -------------        -------------         ------------        --------------
   Net increase in net assets resulting
      from operations...........................        1,116,544            9,778,895           10,825,086            48,046,699
                                                    -------------        -------------         ------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          105,706            8,961,354            1,144,584            12,806,385
   Participant transfers........................           97,090            9,514,532           (3,215,988)          (13,007,386)
   Participant withdrawals......................       (2,060,231)          (8,597,924)          (6,275,860)          (22,249,083)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions...       (1,857,435)           9,877,962           (8,347,264)          (22,450,084)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets .......         (740,891)          19,656,857            2,477,822            25,596,615
NET ASSETS
   Beginning of period..........................       15,474,943           99,413,896           58,316,932           259,180,087
                                                    -------------        -------------         ------------        --------------
   End of Period................................    $  14,734,052        $ 119,070,753         $ 60,794,754        $  284,776,702
                                                    =============        =============         ============        ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                              INTERNATIONAL                                BALANCED
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS

   Net investment income........................     $     22,682       $      214,773        $     101,518        $    3,304,410
   Net realized gain............................          577,942           13,491,669              608,812            21,878,860
   Net unrealized appreciation (depreciation)...          (36,802)              81,967               65,158             2,886,598
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from operations...........................          563,822           13,788,409              775,488            28,069,868
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          195,241            7,443,575               29,263             7,431,032
   Participant transfers........................         (280,514)          (3,359,763)            (105,010)           (3,701,822)
   Participant withdrawals......................         (495,643)         (10,964,815)            (552,520)          (16,324,265)
                                                     ------------       --------------        -------------        --------------
   Net decrease in net assets resulting from
      participant transactions..................         (580,916)          (6,881,003)            (628,267)          (12,595,055)
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......          (17,094)           6,907,406              147,221            15,474,813
NET ASSETS
   Beginning of period..........................        5,391,493          128,032,685            4,916,754           176,156,478
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $  5,374,399       $  134,940,091        $   5,063,975        $  191,631,291
                                                     ============       ==============        =============        ==============

                                                               REAL ESTATE                              STRATEGIC THEME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................     $     14,291       $      584,422        $      (5,396)       $     (216,930)
   Net realized gain............................           18,819            1,249,826              119,345             3,690,699
   Net unrealized appreciation..................           75,320            3,671,800               15,658               123,526
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from operations...........................          108,430            5,506,048              129,607             3,597,295
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           39,982            4,865,141               28,393             4,877,862
   Participant transfers........................          400,830            9,067,768              269,989             5,604,657
   Participant withdrawals......................          (90,794)          (2,087,042)            (173,003)           (3,893,147)
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets
      resulting from participant transactions             350,018           11,845,867              125,379             6,589,372
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets ..................          458,448           17,351,915              254,986            10,186,667
NET ASSETS
   Beginning of period..........................          287,431           19,373,257              673,988            18,884,029
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $    745,879       $   36,725,172        $     928,974        $   29,070,696
                                                     ============       ==============        =============        ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                            ABERDEEN NEW ASIA                           ENHANCED INDEX
                                                                SUBACCOUNT                               SUBACCOUNT(1)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................     $      3,463       $      170,376        $       1,384        $         (728)
   Net realized gain (loss).....................          (26,056)            (109,763)               3,586                93,771
   Net unrealized appreciation (depreciation)...          (77,025)          (3,327,944)               8,382               909,255
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from operations.................          (99,618)          (3,267,331)              13,352             1,002,298
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits.........................           14,600            1,539,143                   --            16,296,893
   Participant transfers........................         (107,286)             396,202              617,780             6,831,680
   Participant withdrawals......................          (52,465)            (419,327)             (19,588)              (80,875)
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (145,151)           1,516,018              598,192            23,047,698
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......         (244,769)          (1,751,313)             611,544            24,049,996
NET ASSETS

   Beginning of period..........................          394,095            8,108,693                    0                     0
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $    149,326       $    6,357,380        $     611,544        $   24,049,996
                                                     ============       ==============        =============        ==============

                                                     WANGER INTERNATIONAL SMALL CAP                  WANGER U.S. SMALL CAP
                                                                SUBACCOUNT                                SUBACCOUNT
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income........................     $     40,815       $      755,680        $      54,891        $      824,337
   Net realized gain (loss).....................           (9,521)            (186,359)             233,219                (4,456)
   Net unrealized appreciation (depreciation)...         (101,297)          (3,451,230)           1,370,089            33,929,801
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from operations.................          (70,003)          (2,881,909)           1,658,199            34,749,682
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           98,602           12,346,480              226,132            18,307,137
   Participant transfers........................          370,333            9,272,247            1,421,314            32,938,503
   Participant withdrawals......................         (467,094)          (4,420,824)            (951,778)           (6,387,812)
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets
      resulting from participant transactions...            1,841           17,197,903              695,668            44,857,828
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......          (68,162)          14,315,994            2,353,867            79,607,510
NET ASSETS

   Beginning of period..........................        2,644,367           65,814,714            4,853,083            98,116,160
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $  2,576,205       $   80,130,708        $   7,206,950        $  177,723,670
                                                     ============       ==============        =============        ==============














(1)From inception July 15, 1997 to December 31, 1997

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                             TEMPLETON STOCK                      TEMPLETON ASSET ALLOCATION
                                                                SUBACCOUNT(1)                            SUBACCOUNT(2)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                   -----------------------------------        -----------------------------------
FROM OPERATIONS
   Net investment loss..........................   $       (2,266)    $        (38,328)       $        (388)       $      (23,633)
   Net realized gain (loss).....................           (2,763)               1,765                  251                (4,016)
   Net unrealized appreciation (depreciation)...            3,527             (291,895)              (1,799)              (41,016)
                                                   --------------     ----------------        -------------        --------------
   Net decrease in net assets resulting
      from operations...........................           (1,502)            (328,458)              (1,936)              (68,665)
                                                   --------------     ----------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           13,373            2,559,783                1,844             1,407,620
   Participant transfers........................          214,990            6,188,689              156,708             3,270,467
   Participant withdrawals......................         (103,393)             (91,304)                 143               (31,450)
                                                   --------------     ----------------        -------------        --------------
   Net increase in net assets resulting
      from participant transactions.............          124,970            8,657,168              158,695             4,646,637
                                                   --------------     ----------------        -------------        --------------
   Net increase in net assets ..................          123,468            8,328,710              156,759             4,577,972
NET ASSETS
   Beginning of period..........................                0                    0                    0                     0
                                                   --------------     ----------------        -------------        --------------
   End of Period................................   $      123,468     $      8,328,710        $     156,759        $    4,577,972
                                                   ==============     ================        =============        ==============

                                                         TEMPLETON INTERNATIONAL                 TEMPLETON DEVELOPING MARKETS
                                                              SUBACCOUNT(3)                              SUBACCOUNT(4)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                   -----------------------------------        -----------------------------------
FROM OPERATIONS
   Net investment loss..........................   $         (349)      $      (30,846)       $      (2,574)       $      (19,956)
   Net realized loss............................             (534)             (30,517)                (628)              (31,490)
   Net unrealized appreciation (depreciation)...               49              (57,570)            (269,206)           (1,307,529)
                                                   --------------       --------------        -------------        --------------
   Net decrease in net assets resulting
      from operations...........................             (834)            (118,933)            (272,408)           (1,358,975)
                                                   --------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................            1,844            1,675,418               30,844             1,194,747
   Participant transfers........................          154,862            5,935,831              727,845             3,007,872
   Participant withdrawals......................          (15,920)             (59,981)                (598)              (66,676)
                                                   --------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from participant transactions.............          140,786            7,551,268              758,091             4,135,943
                                                   --------------       --------------        -------------        --------------
   Net increase in net assets ..................          139,952            7,432,335              485,683             2,776,968
NET ASSETS
   Beginning of period..........................                0                    0                    0                     0
                                                   --------------       --------------        -------------        --------------
   End of Period................................   $      139,952       $    7,432,335        $     485,683        $    2,776,968
                                                   ==============       ==============        =============        ==============














(1)From inception May 1, 1997 to December 31, 1997
(2)From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3)From inception July 2, 1997 to December 31, 1997 and
May 5, 1997 to December 31, 1997, respectively
(4)From inception May 15, 1997 to December 31, 1997 and
May 1, 1997 to December 31, 1997, respectively

                        See Notes to Financial Statements

                             PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                                      NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is organized as a unit investment trust and currently consists of 22 Subaccounts and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan ("SIP"). The Subaccount is subdivided into three pools designated "VA1" and "VA2, VA3 & GSE." VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract. SIP contracts are offered to employees of Phoenix Home Life and do not incur mortality and expense charges.

   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provisions for related federal taxes is required.

D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

                                                   VA1                             VA2, VA3 & GSE
                                     -----------------------------        -----------------------------
SUBACCOUNT                              PURCHASES         SALES              PURCHASES          SALES
----------                              ---------         -----              ---------          -----
The Phoenix Edge Series Fund:
   Money Market...................   $ 11,706,247     $ 10,162,777        $ 89,385,894     $ 80,777,639
   Growth.........................      5,515,303       13,652,882          63,322,316      194,819,724
   Multi-Sector Fixed Income......      2,916,018        7,252,278          23,450,096       32,767,951
   Strategic Allocation...........      6,035,349        9,636,297          32,260,400       53,907,592
   International..................      1,805,196        1,555,305          32,291,138       31,255,510
   Balanced.......................      1,079,909        1,373,754          18,055,838       29,218,215
   Real Estate....................        336,454          483,048           6,779,460       15,060,613
   Strategic Theme................        113,922          404,854          10,080,515       10,298,500
   Aberdeen New Asia..............          8,153           27,479           4,945,805        5,614,352
   Enhanced Index.................        804,713           96,986          19,217,077       23,384,000
   Engemann Nifty Fifty...........        245,787           53,924           6,746,153        2,086,578
   Seneca Mid-Cap Growth..........        104,618           49,448           5,807,640        2,280,710
   Growth and Income..............        661,416          165,504          19,303,837        1,957,937
   Value Equity ..................         30,360              130           5,678,058          987,818
   Schafer Mid-Cap................        120,726           25,484           5,309,826          864,716
Wanger Advisors Trust:
   Wanger U.S. Small Cap..........      6,258,385        5,413,179          34,934,083       38,593,168
   Wanger International Small Cap.        179,108          724,233           8,120,863       21,021,601
The Templeton Variable Products
Series Fund:
   Stock..........................         67,032           47,764           4,604,662        3,635,304
   Asset Allocation...............         14,577           28,127           2,483,146        1,874,366
   International..................        155,171           74,285           7,569,446        6,866,486
   Developing Markets.............         20,268           17,615           3,123,459        3,076,233
   Mutual Shares Investment.......             --               --             127,225            2,998


                                                    SIP
                                         ------------------------
SUBACCOUNT                               PURCHASES         SALES
----------                               ---------         -------
The Phoenix Edge Series Fund
   Enhanced Index.................     $ 6,355,088      $1,873,447

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                                SUBACCOUNT
                                           --------------------------------------------------------------------------------------
                                              MONEY                   MULTI-SECTOR      STRATEGIC
                                             MARKET         GROWTH    FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                            ---------     ---------   ------------    ------------    -------------    ----------
VA1
Units outstanding, beginning of period..    2,264,187     6,272,827      3,556,360      13,378,256      2,998,111       2,885,290
Participant deposits....................       30,376        57,599         60,764         166,408         57,315          36,504
Participant transfers...................    1,312,370       (44,935)      (927,007)       (230,545)       (38,341)        (25,472)
Participant withdrawals.................     (761,797)     (881,279)      (375,459)     (1,649,508)      (375,900)       (308,617)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    2,845,136     5,404,212      2,314,658      11,664,611      2,641,185       2,587,705
                                          ===========   ===========     ==========      ==========    ===========     ===========

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period..   30,744,025    92,274,821     28,621,746      62,748,173     73,979,067     108,241,599
Participant deposits....................    8,190,501     2,464,655      1,298,480       1,485,787      1,989,856       3,085,538
Participant transfers...................    5,711,666    (2,462,014)       113,848      (1,486,637)    (1,907,070)      1,049,932
Participant withdrawals.................  (11,201,946)  (13,087,720)    (5,670,940)     (9,286,259)   (10,543,850)    (15,719,284)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   33,444,246    79,189,742     24,363,134      53,461,064     63,518,003      96,657,785
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE:
Units outstanding, beginning of period..    1,281,334     4,824,485        979,042       1,658,827      2,724,451       2,493,666
Participant deposits....................    1,550,422       848,482        310,586         586,984        533,610         957,402
Participant transfers...................      130,972       (54,628)      (166,016)         (6,831)       (50,834)          1,715
Participant withdrawals.................   (1,707,050)   (1,397,802)      (240,726)       (339,542)      (859,683)       (486,950)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    1,255,678     4,220,537        882,886       1,899,438      2,347,544       2,965,833
                                          ===========   ===========     ==========      ==========    ===========     ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                                                                                                          SENECA
                                                           STRATEGIC      ABERDEEN        ENHANCED        ENGEMANN        MID-CAP
                                           REAL ESTATE       THEME        NEW ASIA         INDEX        NIFTY FIFTY       GROWTH
                                           -----------     ---------     ---------      ----------     --------------    --------

VA1
Units outstanding, beginning of period..      405,294       737,262        223,679         599,607            --               --
Participant deposits....................        5,918         5,929             --           6,121         2,144            1,088
Participant transfers...................      (38,212)     (168,268)       (27,693)        546,715       168,491           94,592
Participant withdrawals.................      (91,164)      (96,403)       (10,425)        (13,403)          (17)         (52,553)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      281,836       478,520        185,561       1,139,040       170,618           43,127
                                          ===========   ===========     ==========      ==========    ===========     ===========

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period..   18,942,144    22,414,634      9,294,722      22,455,395             --              --
Participant deposits....................      619,920       861,105        403,717       1,298,415      2,379,892       2,320,530
Participant transfers...................   (2,967,742)      627,906       (960,934)     10,704,823      2,136,840       1,184,019
Participant withdrawals.................   (3,595,455)   (3,344,559)      (582,592)    (17,259,440)      (212,996)        (85,327)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   12,998,867    20,559,086      8,154,913      17,199,193      4,303,736       3,419,222
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE:
Units outstanding, beginning of period..      892,941       612,853        247,552         400,343             --              --
Participant deposits....................      610,969       489,516        198,274         749,685         55,518          35,224
Participant transfers...................     (305,919)      (97,818)        31,544         575,136        207,723          96,700
Participant withdrawals.................     (169,447)      (93,180)       (89,489)       (275,134)      (107,790)        (16,148)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    1,028,544       911,371        387,881       1,450,030        155,451         115,776
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE (SIP):
Units outstanding, beginning of period..           --            --             --              --             --              --
Participant deposits....................           --            --             --         583,114             --              --
Participant transfers...................           --            --             --              --             --              --
Participant withdrawals.................           --            --             --        (184,236)            --              --
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........           --            --             --         398,878             --              --
                                          ===========   ===========     ==========      ==========    ===========     ===========

                                                                                                          WANGER
                                             GROWTH &        VALUE        SCHAFER       WANGER U.S.    INTERNATIONAL    TEMPLETON
                                              INCOME        EQUITY        MID-CAP        SMALL CAP       SMALL CAP        STOCK
                                            -----------   ----------   -----------     -----------   --------------    ----------
VA1
Units outstanding, beginning of period..           --            --             --       3,346,527      1,629,764         116,076
Participant deposits....................       93,764         1,932          2,988          67,939         42,553           8,781
Participant transfers...................      506,807        29,116         93,496         816,052       (211,423)         (1,477)
Participant withdrawals.................     (171,511)           (0)           (13)       (568,746)      (140,577)            (62)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      429,060        31,048         96,471       3,661,772      1,320,317         123,318
                                          ===========   ===========     ==========      ==========    ===========     ===========
VA2, VA3
BIG EDGE PLUS:

Units outstanding, beginning of period..           --            --             --      80,202,670     45,612,191       7,540,946
Participant deposits....................    3,447,726     2,470,453      2,425,855       3,592,207      1,885,533         563,759
Participant transfers...................   13,786,340     1,645,948      2,223,055       2,208,539     (2,993,043)        254,466
Participant withdrawals.................   (1,422,744)     (263,818)      (238,760)    (11,607,633)    (6,302,464)     (1,092,943)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   15,811,322     3,852,583      4,410,150      74,395,783     38,202,217       7,266,228
                                          ===========   ===========     ==========      ==========    ===========     ===========
GROUP STRATEGIC EDGE:

Units outstanding, beginning of period..           --            --             --       2,866,884      1,705,716         299,731
Participant deposits....................      502,865       150,148        103,159       1,620,537        643,612         445,554
Participant transfers...................      202,252       712,669         51,848          18,193        (68,602)         12,273
Participant withdrawals.................     (120,867)         (147)        (5,868)       (941,858)      (367,430)        (24,910)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      584,250       862,670        149,139       3,563,756      1,913,296         732,648
                                          ===========   ===========     ==========      ==========    ===========     ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                                                                                TEMPLETON                MUTUAL
                                               TEMPLETON ASSET            TEMPLETON             DEVELOPING               SHARES
                                                 ALLOCATION             INTERNATIONAL            MARKETS               INVESTMENT
                                                 ----------             -------------            --------              ----------
VA1
Units outstanding, beginning of period....        151,781                    143,697               718,420                     --
Participant deposits......................          2,721                        172                10,698                     --
Participant transfers.....................        (19,267)                    75,509               (12,273)                    --
Participant withdrawals...................         (4,086)                    (7,966)               (5,957)                    --
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........        131,149                    211,412               710,888                     --
                                                =========                 ==========            ==========               +=======

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period....      4,132,959                  6,548,826             3,943,166                     --
Participant deposits......................        417,174                    533,360               492,314                  1,842
Participant transfers.....................        154,601                    403,939               390,164                124,900
Participant withdrawals...................       (615,844)                (1,032,124)           (1,018,882)                (2,955)
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........      4,088,890                  6,454,001             3,806,762                123,787
                                                =========                 ==========            ==========               ========
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period....        120,760                    358,766               223,545                     --
Participant deposits......................        318,244                    411,569               284,454                     --
Participant transfers.....................         75,263                    (39,039)               66,915                     --
Participant withdrawals...................        (24,338)                   (76,333)             (134,050)                    --
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........        489,929                    654,963               440,864                     --
                                                =========                 ==========            ==========               ========

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Subaccounts designated VA1 in the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1998 aggregated $1,301,911 and are funded by and included in participant withdrawals.

   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,394,498 for the year ended December 31, 1998.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers Signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999
                                       24

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103

                                                                     VERSION A-2

                                TABLE OF CONTENTS

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON STOCK SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON ASSET ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
TEMPLE INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
MUTUAL SHARES INVESTMENTS SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
NOTES TO FINANCIAL STATEMENTS..............      9

                                       This annual report for the PHOENIX HOME
                                  LIFE VARIABLE UNIVERSAL LIFE ACCOUNT for the
                                   period ended December 31, 1998 contains the
                                 financial statements for the Account's single
                                     premium variable universal life policies.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,646,955       $  9,996,753       $  1,511,524
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,646,955       $ 10,618,540       $  1,471,507
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,646,955         10,618,540          1,471,507
LIABILITIES
   Accrued expenses to related party..................................             1,564              5,448              1,075
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,645,391       $ 10,613,092       $  1,470,432
                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,607,822          9,415,908          1,577,941
                                                                            ============       ============       ============
Unit value............................................................      $   1.023366       $   1.127145       $   0.931865
                                                                            ============       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,645,111       $  1,721,899       $  1,235,499
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,680,576       $  1,527,717       $  1,310,067
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,680,576          1,527,717          1,310,067
LIABILITIES
   Accrued expenses to related party..................................               981                761                942
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,679,595       $  1,526,956       $  1,309,125

                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,494,785          1,504,222          1,184,769
                                                                            ============       ============       ============
Unit value............................................................      $   1.123635       $   1.015117       $   1.104962
                                                                            ============       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   110,028        $   168,112       $    19,524
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   105,791        $   200,488       $    22,408
                                                                             -----------        -----------       -----------
      Total assets....................................................           105,791            200,488            22,408
LIABILITIES
   Accrued expenses to related party..................................                41                188                24
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   105,750        $   200,300       $    22,384
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           124,594            148,220            19,252
                                                                             ===========        ===========       ===========
Unit value............................................................       $   .848760        $  1.351368       $  1.162712
                                                                             ===========        ===========       ===========

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   951,260        $   237,390       $   195,124
                                                                             ===========        ===========       ===========
   Investment in the Phoenix Edge Series Fund, at market..............       $ 1,020,919        $   292,932       $   234,934
                                                                             -----------        -----------       -----------
      Total assets....................................................         1,020,919            292,932           234,934
LIABILITIES
   Accrued expenses to related party..................................             1,274                309               234
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $ 1,019,645        $   292,623       $   234,700
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           919,987            245,270           203,326
                                                                             ===========        ===========       ===========
Unit value............................................................        $ 1.108325         $ 1.193056       $  1.154307
                                                                             ===========        ===========       ===========


                       See Notes to Financial Statements
                                       2

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------

ASSETS
   Investments at cost................................................       $   846,955        $   137,093       $   138,173
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   926,641        $   148,003       $   143,809
                                                                             -----------        -----------       -----------
      Total assets....................................................           926,641            148,003           143,809
LIABILITIES
   Accrued expenses to related party..................................               859                156               148
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   925,782        $   147,847       $   143,661
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           824,998            135,795           162,341
                                                                             ===========        ===========       ===========
Unit value............................................................       $  1.122163        $  1.088751       $  0.884934
                                                                             ===========        ===========       ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,614,567        $  380,793         $   63,238
                                                                            ============        ==========         ==========
   Investment in Wanger Advisors Trust, at market.....................      $  1,699,348        $  406,117         $       --

   Investment in Templeton Variable Products Series Fund, at market...                --                --             67,084
                                                                             -----------        ----------        -----------
      Total assets....................................................         1,699,348           406,117             67,084
LIABILITIES
   Accrued expenses to related party..................................             1,348               325                 76
                                                                             -----------        ----------         -----------
NET ASSETS............................................................      $  1,698,000        $  405,792        $   67,008
                                                                            ============        ==========         ==========
Accumulation units outstanding........................................         1,824,621           381,007             74,558
                                                                            ============        ==========         ==========
Unit value............................................................      $   0.931043        $ 1.064969        $ 0.898644
                                                                            ============        ==========         ==========

                                                                             TEMPLETON
                                                                               ASSET             TEMPLETON
                                                                             ALLOCATION        INTERNATIONAL
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    46,250        $   161,830
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    48,391        $   169,841
                                                                             -----------        -----------
      Total assets....................................................            48,391            169,841
LIABILITIES
   Accrued expenses to related party..................................                56                170
                                                                             -----------        -----------
NET ASSETS............................................................       $    48,335        $   169,671
                                                                             ===========        ===========
Accumulation units outstanding........................................            48,239            181,415
                                                                             ===========        ===========
Unit value............................................................       $  1.002002        $   .935264
                                                                             ===========        ===========

                                                                             TEMPLETON
                                                                             DEVELOPING        MUTUAL SHARES
                                                                              MARKETS           INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    22,456        $    25,000
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    25,467        $    25,850
                                                                             -----------        -----------
      Total assets....................................................            25,467             25,850
LIABILITIES
   Accrued expenses to related party..................................                26                 16
                                                                             -----------        -----------
NET ASSETS............................................................       $    25,441        $    25,834
                                                                             ===========        ===========
Accumulation units outstanding........................................            21,521             25,000
                                                                             ===========        ===========
Unit value............................................................       $  1.182161        $  1.033360
                                                                             ===========        ===========


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

Investment income
   Distributions....................................................      $   20,105            $       90           $   35,725
Expenses
   Mortality and expense risk charges...............................           5,465                12,252                2,781
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          14,640               (12,162)              32,944
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              --                   (28)                   8
Net realized gain distribution from Fund............................              --               103,882                  272
Net unrealized appreciation (depreciation) on investment............              --               621,787              (40,017)
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................              --               725,641              (39,737)
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   14,640            $  713,479           $   (6,793)
                                                                          ==========            ==========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    8,283            $       --           $    8,516
Expenses
   Mortality and expense risk charges...............................           2,084                 1,699                2,390
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           6,199                (1,699)               6,126
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              17                   (66)                 (25)
Net realized gain distribution from Fund............................          53,805               241,742                1,090
Net unrealized appreciation (depreciation) on investment............          35,465              (194,182)              74,568
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          89,287                47,494               75,633
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    95,486            $   45,795           $   81,759
                                                                          ==========            ==========           ==========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)         SUBACCOUNT(8)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................      $    2,891            $                    $       93
                                                                                                        --
Expenses
   Mortality and expense risk charges...............................             216                   633                   98
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,675                  (633)                  (5)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (375)               (5,033)                  42
Net realized gain distribution from Fund............................               4                10,713                   --
Net unrealized appreciation (depreciation) on investment............          (4,237)               32,376                2,884
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          (4,608)               38,056                2,926
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   (1,933)           $   37,423           $    2,921
                                                                          ===========           ==========            =========

                                                                                                                      SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------
Investment income
   Distributions....................................................      $    5,699             $     116           $      193
Expenses
   Mortality and expense risk charges...............................           3,304                 1,004                  812
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,395                  (888)                (619)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (996)                   30                  (19)
Net realized gain (loss) distribution from Fund.....................          40,541                    --                   --
Net unrealized appreciation (depreciation) on investment............          69,659                55,542               39,810
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................         109,204                55,572               39,791
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $  111,599            $   54,684           $   39,172
                                                                          ==========            ==========           ==========

(1) From inception May 13, 1998 to December 31, 1998        (6) From inception June 3, 1998 to December 31, 1998
(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                                           GROWTH                                     SCHAFER
                                                                         AND INCOME           VALUE EQUITY            MID-CAP
                                                                        SUBACCOUNT(4)        SUBACCOUNT(8)         SUBACCOUNT(4)
                                                                        -------------        -------------         -------------

Investment income
   Distributions....................................................     $     3,095           $       548           $      422
Expenses
   Mortality and expense risk charges...............................           2,963                   484                  610
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................             132                    64                 (188)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              70                   212                   (4)
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          79,686                10,910                5,636
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          79,756                11,122                5,632
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    79,888           $    11,186           $    5,444
                                                                         ===========           ===========           ==========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                         SUBACCOUNT(3)        SUBACCOUNT(9)         SUBACCOUNT(5)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................     $        --            $       --           $       --
Expenses
   Mortality and expense risk charges...............................           4,490                   975                 (290)
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          (4,490)                 (975)                (290)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (196)                  245                    1
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          84,781                25,324                3,846
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          84,585                25,569                3,847
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    80,095            $   24,594           $    3,557
                                                                         ===========            ==========           ==========

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                          ALLOCATION          INTERNATIONAL
                                                                         SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................             243                   606
                                                                          ----------            ----------
Net investment income (loss)........................................            (243)                 (606)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (12)                 (204)
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           2,141                 8,011
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,129                 7,807
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    1,886            $    7,201
                                                                          ==========            ==========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................              84                    16
                                                                          ----------            ----------
Net investment income (loss)........................................             (84)                  (16)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (24)                   --
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           3,011                   850
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,987                   850
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    2,903            $      834
                                                                          ==========            ==========

(3) From inception May 15, 1998 to December 31, 1998         (9) From inception June 17, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (10) From inception August 18, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (11) From inception December 11, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    14,640           $   (12,162)         $    32,944
   Net realized gain (loss).........................................               --               103,854                  280
   Net unrealized appreciation (depreciation).......................               --               621,787              (40,017)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           14,640               713,479               (6,793)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,543,980             9,768,376            1,343,432
   Participant transfers............................................         (865,293)              190,527              134,447
   Participant withdrawals..........................................          (47,936)              (59,290)                (654)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,630,751             9,899,613            1,477,225
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,645,391            10,613,092            1,470,432
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,645,391           $10,613,092          $ 1,470,432
                                                                          ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     6,199           $    (1,699)         $     6,126
   Net realized gain (loss).........................................           53,822               241,676                1,065
   Net unrealized appreciation (depreciation).......................           35,465              (194,182)              74,568
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           95,486                45,795               81,759
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,500,673             1,468,191            1,184,410
   Participant transfers............................................           84,868                19,076               60,238
   Participant withdrawals..........................................           (1,432)               (6,106)             (17,282)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,584,109             1,481,161            1,227,366
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,679,595             1,526,956            1,309,125
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,679,595           $ 1,526,956          $ 1,309,125
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)        SUBACCOUNT(8)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,675           $      (633)         $        (5)
   Net realized gain (loss).........................................             (371)                5,680                   42
   Net unrealized appreciation (depreciation).......................           (4,237)               32,376                2,884
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           (1,933)               37,423                2,921
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          103,404               182,463               20,743
   Participant transfers............................................            4,323               (19,017)                 250
   Participant withdrawals..........................................              (44)                 (569)              (1,530)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................          107,683               162,877               19,463
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          105,750               200,300               22,384
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   105,750           $   200,300          $    22,384
                                                                          ===========           ===========          ===========

(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(6) From inception June 3, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                            ENHANCED              ENGEMANN             MID-CAP
                                                                              INDEX             NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,395           $      (888)         $      (619)
   Net realized gain (loss).........................................           39,545                    30                  (19)
   Net unrealized appreciation (depreciation).......................           69,659                55,542               39,810
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          111,599                54,684               39,172
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          862,473               237,816              188,189
   Participant transfers............................................           74,779                 6,755               12,830
   Participant withdrawals..........................................          (29,206)               (6,632)              (5,491)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          908,046               237,939              195,528
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,019,645               292,623              234,700
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,019,645           $   292,623          $   234,700
                                                                          ===========           ===========          ===========

                                                                             GROWTH                                    SCHAFER
                                                                           AND INCOME           VALUE EQUITY           MID-CAP
                                                                          SUBACCOUNT(4)        SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       132           $        64          $      (188)
   Net realized gain (loss).........................................               70                   212                   (4)
   Net unrealized appreciation (depreciation).......................           79,686                10,910                5,636
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           79,888                11,186                5,444
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          745,117               133,027              122,222
   Participant transfers............................................          120,825                10,661               17,285
   Participant withdrawals..........................................          (20,048)               (7,027)              (1,290)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          845,894               136,661              138,217
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          925,782               147,847              143,661
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   925,782           $   147,847          $   143,661
                                                                          ===========           ===========          ===========

                                                                             WANGER                WANGER
                                                                              U.S.             INTERNATIONAL          TEMPLETON
                                                                            SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT(3)        SUBACCOUNT(9)        SUBACCOUNT(5)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    (4,490)          $      (975)         $      (290)
   Net realized gain (loss).........................................             (196)                  245                    1
   Net unrealized appreciation (depreciation).......................           84,781                25,324                3,846
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           80,095                24,594                3,557
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,570,924               363,290               56,849
   Participant transfers............................................           60,617                26,170               12,674
   Participant withdrawals..........................................          (13,636)               (8,262)              (6,072)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................        1,617,905               381,198               63,451
                                                                          -----------           -----------          -----------
   Net increase in (decrease) net assets............................        1,698,000               405,792               67,008
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,698,000           $   405,792          $    67,008
                                                                          ===========           ===========          ===========

(1) From inception May 13, 1998 to December 31, 1998        (5) From inception June 2, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                           ALLOCATION          INTERNATIONAL
                                                                          SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $      (243)          $      (606)
   Net realized gain (loss).........................................              (12)                 (204)
   Net unrealized appreciation (depreciation).......................            2,141                 8,011
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,886                 7,201
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           39,635               151,455
   Participant transfers............................................            7,203                14,400
   Participant withdrawals..........................................             (389)               (3,385)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           46,449               162,470
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           48,335               169,671
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    48,335           $   169,671
                                                                          ===========           ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       (84)          $       (16)
   Net realized gain (loss).........................................              (24)                   --
   Net unrealized appreciation (depreciation).......................            3,011                   850
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            2,903                   834
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           24,013                25,000
   Participant transfers............................................            1,201                    --
   Participant withdrawals..........................................           (2,676)                   --
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           22,538                25,000
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           25,441                25,834
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    25,441           $    25,834
                                                                          ===========           ===========



(4) From inception May 28, 1998 to December 31, 1998             (10) From inception August 18, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998            (11) From inception December 11, 1998 to December 31, 1998


                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 22 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D.  DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                        PURCHASES                SALES
----------                                                                                        ---------                -----

The Phoenix Edge Series Fund:
   Money Market...................................................................              $ 2,479,887             $832,932
   Growth.........................................................................               10,017,536               20,755
   Multi-Sector Fixed Income......................................................                1,518,727                7,211
   Strategic Allocation...........................................................                1,646,510                1,416
   International..................................................................                1,726,627                4,662
   Balanced.......................................................................                1,250,690               15,166
   Real Estate....................................................................                  117,903                7,500
   Strategic Theme................................................................                  205,920               32,775
   Aberdeen New Asia..............................................................                   21,239                1,757
   Enhanced Index.................................................................                  990,252               37,996
   Engemann Nifty Fifty...........................................................                  245,801                8,441
   Seneca Mid-Cap Growth..........................................................                  200,902                5,759
   Growth and Income..............................................................                  867,487               20,602
   Value Equity ..................................................................                  147,276               10,395
   Schafer Mid-Cap................................................................                  138,624                  447
Wanger Advisors Trust:
   U.S. Small Cap.................................................................                1,653,845               39,082
   International Small Cap........................................................                  403,372               22,824
The Templeton Variable Products Series Fund:
   Stock .........................................................................                   69,471                6,234
   Asset Allocation...............................................................                   46,838                  576
   International .................................................................                  176,260               14,226
   Developing Markets ............................................................                   25,203                2,723
   Mutual Shares Investments .....................................................                   25,000                   --

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                          --------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                          ------        ------      ------------     ----------     -------------     --------
Units outstanding, beginning of period            0             0              0              0               0               0
Participant deposits.................     2,504,771     9,247,699      1,419,852      1,414,097       1,490,191       1,145,069
Participant transfers................      (849,619)      184,474        162,939         82,089          19,663          55,730
Participant withdrawals..............       (47,330)      (16,265)        (4,850)        (1,401)         (5,632)        (16,030)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....     1,607,822     9,415,908      1,577,941      1,494,785       1,504,222       1,184,769
                                          =========     =========      =========      =========       =========       =========

                                                                                                                       SENECA
                                           REAL        STRATEGIC      ABERDEEN        ENHANCED       ENGEMANN          MID-CAP
                                          ESTATE         THEME        NEW ASIA          INDEX       NIFTY FIFTY        GROWTH
                                          ------         -----        --------          -----       -----------        ------
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       119,599       170,400         20,350        879,569         244,619        194,781
Participant transfers................         5,044       (21,648)           242         71,903           6,800         13,847
Participant withdrawals..............           (49)         (532)        (1,340)       (31,485)         (6,149)        (5,302)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       124,594       148,220         19,252        919,987         245,270        203,326
                                          =========     =========      =========      =========       =========       =========

                                                                                       WANGER           WANGER
                                           GROWTH AND     VALUE          SCHAFER         U.S.        INTERNATIONAL    TEMPLETON
                                            INCOME        EQUITY         MID-CAP      SMALL CAP        SMALL CAP        STOCK
                                            ------        ------         -------      ---------        ---------        -----
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       727,478       131,100        142,370      1,774,179         363,235         66,799
Participant transfers................       116,877        11,402         21,532         65,217          25,800         13,980
Participant withdrawals..............       (19,357)       (6,707)        (1,561)       (14,775)         (8,028)        (6,221)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       824,998       135,795        162,341      1,824,621         381,007         74,558
                                          =========     =========      =========      =========       =========       =========


                                         TEMPLETON                      TEMPLETON        MUTUAL
                                           ASSET         TEMPLETON      DEVELOPING       SHARES
                                        ALLOCATION      INTERNATIONAL     MARKETS      INVESTMENTS
                                        ----------      -------------     -------      -----------
Units outstanding, beginning of period            0             0              0              0
Participant deposits.................        40,941       168,795         22,807         25,000
Participant transfers................         7,750        16,356          1,047             --
Participant withdrawals..............          (452)       (3,736)        (2,333)            --
                                          ---------     ---------      ---------      ---------
Units outstanding, end of period.....        48,239       181,415         21,521         25,000
                                          =========     =========      =========      =========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $35 during the period ended December 31, 1998.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $34 for the period ended December 31, 1998.
   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.




/S/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103